Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings

The borrowings consisted of the following:

	At December 31,
	2024	2023
Term loan I	$61,437	$105,263
Term loan II	170,517	177,396
Less borrowings – current	(60,413)	(59,151)
Borrowings – non-current	$171,541	$223,508

Schedule of Annual Maturities

The annual maturities of the principal amount of both term loans as of December 31, 2024 are as follows:

Annual Maturities
2025	$60,413
2026	25,759
2027	13,226
2028	13,832
2029	14,469
Thereafter	104,255
Total	$231,954